Schedule of Investments(a)
Invesco Nasdaq Biotechnology ETF (IBBQ)
November 30, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.86%
Biotechnology-80.58%
4D Molecular Therapeutics, Inc.(b)(c)	2,237	$26,083
Absci Corp.(b)(c)	7,156	22,685
AC Immune S.A. (Switzerland)(b)(c)	4,854	14,513
Acadia Pharmaceuticals, Inc.(b)	7,937	198,742
Acrivon Therapeutics, Inc.(b)	1,501	3,542
ADMA Biologics, Inc.(b)	11,216	215,123
Agios Pharmaceuticals, Inc.(b)	2,681	78,285
Akero Therapeutics, Inc.(b)	3,740	203,306
Alector, Inc.(b)	4,782	6,360
Alkermes PLC(b)	7,743	229,038
Allogene Therapeutics, Inc.(b)(c)	10,591	15,463
Alnylam Pharmaceuticals, Inc.(b)	6,090	2,747,991
Altimmune, Inc.(b)	3,909	20,561
Alvotech S.A. (Luxembourg)(b)(c)	14,493	73,914
Amarin Corp. PLC, ADR (Ireland)(b)	974	15,555
Amgen, Inc.	13,460	4,649,892
Amicus Therapeutics, Inc.(b)	14,276	141,761
AnaptysBio, Inc.(b)(c)	1,309	54,520
Anavex Life Sciences Corp.(b)(c)	4,115	15,760
Annexon, Inc.(b)(c)	5,297	23,837
Apellis Pharmaceuticals, Inc.(b)(c)	5,927	126,245
Apogee Therapeutics, Inc.(b)(c)	2,128	153,152
Applied Therapeutics, Inc.(b)	6,819	1,773
Arbutus Biopharma Corp.(b)	8,617	38,001
Arcellx, Inc.(b)(c)	2,613	189,991
Arcturus Therapeutics Holdings, Inc.(b)(c)	1,297	8,807
Arcutis Biotherapeutics, Inc.(b)(c)	5,542	169,862
Ardelyx, Inc.(b)	11,032	63,986
argenx SE, ADR (Netherlands)(b)	1,432	1,305,955
ArriVent Biopharma, Inc.(b)(c)	1,868	42,852
Arrowhead Pharmaceuticals, Inc.(b)(c)	6,483	341,654
ARS Pharmaceuticals, Inc.(b)(c)	4,486	42,796
Artiva Biotherapeutics, Inc. (South Korea)(b)(c)	1,183	4,448
Ascendis Pharma A/S, ADR (Denmark)(b)	2,846	604,291
Astria Therapeutics, Inc.(b)(c)	2,714	34,332
Aura Biosciences, Inc.(b)	3,003	19,820
Aurinia Pharmaceuticals, Inc. (Canada)(b)	6,102	98,364
Autolus Therapeutics PLC, ADR (United Kingdom)(b)(c)	9,666	13,629
Avidity Biosciences, Inc.(b)	5,991	429,555
Beam Therapeutics, Inc.(b)(c)	4,687	118,722
BeOne Medicines Ltd., ADR (China)(b)(c)	1,584	539,526
Bicycle Therapeutics PLC, ADR (United Kingdom)(b)	2,117	15,835
BioCryst Pharmaceuticals, Inc.(b)	9,605	68,964
Biogen, Inc.(b)	6,838	1,245,131
BioMarin Pharmaceutical, Inc.(b)	8,979	502,195
Biomea Fusion, Inc.(b)(c)	1,817	1,981
BioNTech SE, ADR (Germany)(b)	4,695	484,289
BridgeBio Pharma, Inc.(b)(c)	8,951	644,562
C4 Therapeutics, Inc.(b)	3,434	9,306
Cartesian Therapeutics, Inc.(b)(c)	1,249	9,355
Cartesian Therapeutics, Inc., Rts., expiring 12/31/2049(b)(d)	2,633	359
Centessa Pharmaceuticals PLC, ADR(b)(c)	4,454	129,300
CG Oncology, Inc.(b)(c)	3,542	158,823
Climb Bio, Inc.(b)	3,262	6,165
Cogent Biosciences, Inc.(b)	6,484	260,786
Compass Pathways PLC, ADR (United Kingdom)(b)(c)	4,376	24,287
Corvus Pharmaceuticals, Inc.(b)(c)	3,279	30,068
	Shares	Value
Biotechnology-(continued)
Crinetics Pharmaceuticals, Inc.(b)(c)	4,431	$201,876
CRISPR Therapeutics AG (Switzerland)(b)(c)	4,260	227,782
Cullinan Therapeutics, Inc.(b)(c)	2,850	32,405
CureVac N.V. (Germany)(b)	10,246	56,251
Cytokinetics, Inc.(b)(c)	5,583	380,370
Day One Biopharmaceuticals, Inc.(b)(c)	4,893	46,435
Denali Therapeutics, Inc.(b)(c)	6,897	134,285
Design Therapeutics, Inc.(b)(c)	2,727	25,607
Disc Medicine, Inc.(b)(c)	1,615	150,776
Dynavax Technologies Corp.(b)(c)	5,400	61,398
Dyne Therapeutics, Inc.(b)(c)	6,696	146,642
Editas Medicine, Inc.(b)(c)	4,047	9,753
Enanta Pharmaceuticals, Inc.(b)	1,030	14,544
Entrada Therapeutics, Inc.(b)	1,833	18,825
Erasca, Inc.(b)	13,674	43,347
Exelixis, Inc.(b)	12,563	554,908
Fate Therapeutics, Inc.(b)	5,530	6,304
Foghorn Therapeutics, Inc.(b)(c)	2,685	12,754
Galapagos N.V., ADR (Belgium)(b)	632	19,794
Genmab A/S, ADR (Denmark)(b)(c)	1,997	64,623
Geron Corp.(b)	28,724	33,894
Gilead Sciences, Inc.	34,237	4,308,384
GRAIL, Inc.(b)(c)	1,682	185,676
Grifols S.A., ADR (Spain)	5,540	49,029
Halozyme Therapeutics, Inc.(b)	5,480	391,272
Humacyte, Inc.(b)(c)	7,522	10,155
Ideaya Biosciences, Inc.(b)(c)	4,064	144,760
ImmunityBio, Inc.(b)(c)	44,091	104,055
Immunocore Holdings PLC, ADR (United Kingdom)(b)(c)	1,831	72,325
Immunovant, Inc.(b)(c)	8,178	197,499
Incyte Corp.(b)	9,148	955,600
Inhibrx Biosciences, Inc.(b)	686	57,706
Insmed, Inc.(b)	9,874	2,051,521
Intellia Therapeutics, Inc.(b)(c)	4,985	44,815
Ionis Pharmaceuticals, Inc.(b)	7,430	614,684
Iovance Biotherapeutics, Inc.(b)(c)	17,278	42,677
Ironwood Pharmaceuticals, Inc.(b)	7,802	27,307
Janux Therapeutics, Inc.(b)(c)	2,842	96,884
KalVista Pharmaceuticals, Inc.(b)(c)	2,407	34,829
Keros Therapeutics, Inc.(b)	1,917	33,509
Kiniksa Pharmaceuticals International PLC(b)	2,043	86,868
Krystal Biotech, Inc.(b)(c)	1,373	299,314
Kura Oncology, Inc.(b)(c)	4,059	49,276
Kymera Therapeutics, Inc.(b)(c)	3,336	226,448
Kyverna Therapeutics, Inc.(b)	2,079	15,946
Larimar Therapeutics, Inc.(b)	3,943	13,958
Legend Biotech Corp., ADR(b)	3,894	107,903
LENZ Therapeutics, Inc.(b)(c)	1,369	41,782
Lexeo Therapeutics, Inc.(b)	2,488	24,532
Lexicon Pharmaceuticals, Inc.(b)	17,558	25,108
Lyell Immunopharma, Inc.(b)(c)	963	23,112
MacroGenics, Inc.(b)(c)	3,048	4,663
Madrigal Pharmaceuticals, Inc.(b)(c)	1,038	619,665
MannKind Corp.(b)	14,497	77,559
MeiraGTx Holdings PLC(b)(c)	3,879	32,196
Mersana Therapeutics, Inc.(b)	231	6,336
Merus N.V. (Netherlands)(b)	3,526	338,990
Mesoblast Ltd., ADR (Australia)(b)	2,200	37,906
Mineralys Therapeutics, Inc.(b)	3,108	134,017
Mirum Pharmaceuticals, Inc.(b)(c)	2,334	170,499
Moderna, Inc.(b)(c)	18,191	472,602
See accompanying notes which are an integral part of this schedule.

Invesco Nasdaq Biotechnology ETF (IBBQ)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Biotechnology-(continued)
Monte Rosa Therapeutics, Inc.(b)(c)	3,008	$48,639
Neurocrine Biosciences, Inc.(b)	4,645	706,783
Neurogene, Inc.(b)(c)	677	14,271
NewAmsterdam Pharma Co. N.V. (Netherlands)(b)	5,288	218,394
Nkarta, Inc.(b)	3,431	6,485
Novavax, Inc.(b)(c)	7,422	52,325
Nurix Therapeutics, Inc.(b)(c)	3,679	65,045
Nuvalent, Inc., Class A(b)(c)	3,110	340,079
Olema Pharmaceuticals, Inc.(b)(c)	3,297	93,371
OnKure Therapeutics, Inc.(b)(c)	618	1,860
ORIC Pharmaceuticals, Inc.(b)(c)	4,495	53,401
Oruka Therapeutics, Inc.(b)(c)	1,812	54,541
PepGen, Inc.(b)	1,587	10,220
Praxis Precision Medicines, Inc.(b)(c)	989	194,299
Precigen, Inc.(b)(c)	13,538	51,851
Prime Medicine, Inc.(b)(c)	8,064	30,804
Protagonist Therapeutics, Inc.(b)(c)	2,894	260,460
Prothena Corp. PLC (Ireland)(b)(c)	2,606	28,015
PTC Therapeutics, Inc.(b)(c)	3,707	318,765
Pyxis Oncology, Inc.(b)(c)	3,001	15,575
Q32 Bio, Inc.(b)	592	1,296
Recursion Pharmaceuticals, Inc., Class A(b)(c)	19,929	92,271
Regeneron Pharmaceuticals, Inc.	4,846	3,780,801
REGENXBIO, Inc.(b)(c)	2,425	32,471
Relay Therapeutics, Inc.(b)(c)	8,041	63,685
Replimune Group, Inc.(b)(c)	3,714	37,140
Revolution Medicines, Inc.(b)(c)	8,744	679,933
Rhythm Pharmaceuticals, Inc.(b)	3,093	337,415
Rigel Pharmaceuticals, Inc.(b)(c)	856	43,219
Rocket Pharmaceuticals, Inc.(b)(c)	5,186	17,736
Roivant Sciences Ltd.(b)	31,908	664,006
Sana Biotechnology, Inc.(b)(c)	12,238	52,623
Sarepta Therapeutics, Inc.(b)(c)	4,578	97,695
Savara, Inc.(b)(c)	8,346	52,496
Scholar Rock Holding Corp.(b)(c)	4,509	198,667
Silence Therapeutics PLC, ADR (United Kingdom)(b)	2,266	15,273
Solid Biosciences, Inc.(b)(c)	3,731	20,259
Spyre Therapeutics, Inc.(b)(c)	2,855	85,650
Stoke Therapeutics, Inc.(b)(c)	2,536	78,388
Summit Therapeutics, Inc.(b)(c)	34,642	619,745
Sutro Biopharma, Inc.(b)	4,077	3,748
Syndax Pharmaceuticals, Inc.(b)	3,926	77,813
Tango Therapeutics, Inc.(b)(c)	5,188	56,601
Taysha Gene Therapies, Inc.(b)(c)	12,573	59,596
Tectonic Therapeutic, Inc.(b)(c)	889	19,060
Tevogen Bio Holdings, Inc.(b)(c)	8,861	3,909
Travere Therapeutics, Inc.(b)(c)	4,171	147,695
TScan Therapeutics, Inc.(b)(c)	2,514	2,791
Twist Bioscience Corp.(b)(c)	2,799	89,596
Tyra Biosciences, Inc.(b)	2,524	56,941
Ultragenyx Pharmaceutical, Inc.(b)	4,469	155,298
uniQure N.V. (Netherlands)(b)	2,537	69,793
United Therapeutics Corp.(b)	2,102	1,021,572
UroGen Pharma Ltd.(b)(c)	2,228	64,189
Vanda Pharmaceuticals, Inc.(b)(c)	2,846	15,255
Vaxcyte, Inc.(b)(c)	6,073	301,282
Vera Therapeutics, Inc.(b)	3,019	101,891
Veracyte, Inc.(b)	3,650	172,791
Vericel Corp.(b)(c)	2,394	96,359
Vertex Pharmaceuticals, Inc.(b)	9,881	4,284,500
	Shares	Value
Biotechnology-(continued)
Vir Biotechnology, Inc.(b)(c)	6,627	$42,545
Voyager Therapeutics, Inc.(b)	2,668	10,912
Xencor, Inc.(b)(c)	3,440	59,581
Xenon Pharmaceuticals, Inc. (Canada)(b)	3,633	162,468
Zai Lab Ltd., ADR (China)(b)(c)	2,221	45,331
Zymeworks, Inc.(b)	3,514	93,859
		47,921,366
Health Care Equipment & Supplies-0.11%
Novocure Ltd.(b)	5,128	65,690
Health Care Providers & Services-1.15%
Castle Biosciences, Inc.(b)	1,399	55,890
Guardant Health, Inc.(b)	5,807	629,595
		685,485
Life Sciences Tools & Services-4.73%
10X Genomics, Inc., Class A(b)(c)	5,354	100,709
AbCellera Biologics, Inc. (Canada)(b)(c)	13,699	51,097
Adaptive Biotechnologies Corp.(b)	7,118	139,940
Alpha Teknova, Inc.(b)(c)	2,535	11,864
Codexis, Inc.(b)(c)	4,036	6,982
Fortrea Holdings, Inc.(b)	4,107	52,200
Illumina, Inc.(b)	7,168	942,234
Maravai LifeSciences Holdings, Inc., Class A(b)	6,948	25,152
MaxCyte, Inc.(b)	5,127	9,023
Medpace Holdings, Inc.(b)	1,298	769,013
OmniAb, Inc.(b)	5,907	10,692
OmniAb, Inc., Rts., expiring 11/02/2027(b)(c)(d)	125	0
OmniAb, Inc., Rts., expiring 11/02/2027(b)(d)	125	0
Pacific Biosciences of California, Inc.(b)	14,485	33,605
Personalis, Inc.(b)(c)	4,267	45,785
Tempus AI, Inc.(b)(c)	7,872	613,465
		2,811,761
Pharmaceuticals-13.29%
Alumis, Inc.(b)	4,650	35,665
Amneal Pharmaceuticals, Inc.(b)	14,530	181,916
Amphastar Pharmaceuticals, Inc.(b)	2,114	58,558
Amylyx Pharmaceuticals, Inc.(b)(c)	4,063	60,864
ANI Pharmaceuticals, Inc.(b)(c)	1,008	85,529
Aquestive Therapeutics, Inc.(b)(c)	5,580	34,540
Arvinas, Inc.(b)	3,515	44,236
AstraZeneca PLC, ADR (United Kingdom)	24,205	2,244,288
Atea Pharmaceuticals, Inc.(b)(c)	3,693	11,448
Avadel Pharmaceuticals PLC(b)	4,467	95,996
Axsome Therapeutics, Inc.(b)	2,318	351,177
Collegium Pharmaceutical, Inc.(b)	1,439	67,172
CorMedix, Inc.(b)(c)	3,493	34,266
Edgewise Therapeutics, Inc.(b)(c)	4,858	126,502
Enliven Therapeutics, Inc.(b)(c)	2,721	58,774
Esperion Therapeutics, Inc.(b)(c)	9,570	38,376
Evolus, Inc.(b)(c)	3,105	22,232
EyePoint Pharmaceuticals, Inc.(b)(c)	3,115	46,195
Harmony Biosciences Holdings, Inc.(b)	2,661	93,907
Harrow, Inc.(b)(c)	1,679	70,149
Hutchmed (China) Ltd., ADR (China)(b)(c)	1,487	21,443
Indivior PLC (United Kingdom)(b)(c)	5,878	197,501
Innoviva, Inc.(b)	3,010	65,407
Jazz Pharmaceuticals PLC(b)	2,842	501,698
Ligand Pharmaceuticals, Inc.(b)	894	181,643
Mind Medicine (MindMed), Inc.(b)	3,651	46,185
Neumora Therapeutics, Inc.(b)	7,800	17,472
See accompanying notes which are an integral part of this schedule.

Invesco Nasdaq Biotechnology ETF (IBBQ)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Pharmaceuticals-(continued)
Ocular Therapeutix, Inc.(b)	8,033	$97,601
Omeros Corp.(b)(c)	3,279	31,773
Pacira BioSciences, Inc.(b)(c)	2,057	48,483
Phathom Pharmaceuticals, Inc.(b)	3,354	52,389
Phibro Animal Health Corp., Class A	989	41,419
Pliant Therapeutics, Inc.(b)(c)	3,002	4,833
Rapport Therapeutics, Inc.(b)(c)	1,651	49,051
Royalty Pharma PLC, Class A	20,151	806,443
Sanofi S.A., ADR	12,511	624,049
SIGA Technologies, Inc.(c)	3,451	20,913
Structure Therapeutics, Inc., ADR(b)(c)	2,823	101,092
Supernus Pharmaceuticals, Inc.(b)(c)	2,610	118,990
Tarsus Pharmaceuticals, Inc.(b)	1,975	157,921
Terns Pharmaceuticals, Inc.(b)	4,171	117,247
Theravance Biopharma, Inc.(b)(c)	2,419	49,106
Third Harmonic Bio, Inc., Class B(b)(d)	1,605	48
Trevi Therapeutics, Inc.(b)(c)	5,608	73,969
Viatris, Inc.	54,393	581,461
WaVe Life Sciences Ltd.(b)(c)	7,426	57,626
Xeris Biopharma Holdings, Inc.(b)(c)	7,615	54,676
Zevra Therapeutics, Inc.(b)(c)	2,641	22,264
		7,904,493
Total Common Stocks & Other Equity Interests (Cost $51,170,805)		59,388,795
	Shares	Value

Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(e)(f) (Cost $32,828)	32,828	$32,828
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $51,203,633)		59,421,623
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-19.32%
Invesco Private Government Fund, 4.00%(e)(f)(g)	3,250,546	3,250,546
Invesco Private Prime Fund, 4.12%(e)(f)(g)	8,238,894	8,241,366
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,491,953)		11,491,912
TOTAL INVESTMENTS IN SECURITIES-119.24% (Cost $62,695,586)		70,913,535
OTHER ASSETS LESS LIABILITIES-(19.24)%		(11,440,231)
NET ASSETS-100.00%		$59,473,304

Investment Abbreviations:
ADR	-American Depositary Receipt
Rts.	-Rights

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2025.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$18,857	$168,197	$(154,226)	$-	$-	$32,828	$326
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,910,357	4,313,060	(2,972,871)	-	-	3,250,546	23,879 *
Invesco Private Prime Fund	4,966,542	9,169,405	(5,894,617)	(344)	380	8,241,366	63,434 *
Total	$6,895,756	$13,650,662	$(9,021,714)	$(344)	$380	$11,524,740	$87,639

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco Nasdaq Biotechnology ETF (IBBQ)—(continued)
November 30, 2025
(Unaudited)
(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Nasdaq Free Cash Flow Achievers ETF (QOWZ)
November 30, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Building Products-0.84%
Owens Corning	1,063	$120,374
Commercial Services & Supplies-6.76%
Cintas Corp.	1,564	290,935
Clean Harbors, Inc.(b)	668	152,010
Republic Services, Inc.	1,329	288,473
Rollins, Inc.	3,790	233,009
		964,427
Electronic Equipment, Instruments & Components-1.35%
Teledyne Technologies, Inc.(b)	387	193,314
Entertainment-3.16%
Warner Bros. Discovery, Inc.(b)	18,812	451,488
Financial Services-4.27%
Mastercard, Inc., Class A	1,106	608,886
Food Products-0.72%
Marzetti Co. (The)	618	103,169
Ground Transportation-1.42%
Old Dominion Freight Line, Inc.	1,500	202,935
Health Care Equipment & Supplies-3.27%
Becton, Dickinson and Co.	1,450	281,329
DexCom, Inc.(b)	2,926	185,713
		467,042
Health Care Providers & Services-1.47%
Chemed Corp.	274	120,338
CorVel Corp.(b)	1,224	89,572
		209,910
Health Care Technology-1.61%
Veeva Systems, Inc., Class A(b)	954	229,237
Hotels, Restaurants & Leisure-1.39%
Domino’s Pizza, Inc.	379	159,040
Nathan’s Famous, Inc.(c)	426	39,303
		198,343
Household Durables-1.32%
NVR, Inc.(b)	25	187,682
Household Products-1.28%
Church & Dwight Co., Inc.	2,142	182,413
Interactive Media & Services-6.12%
Meta Platforms, Inc., Class A	1,349	874,085
IT Services-1.85%
ASGN, Inc.(b)	1,570	70,666
VeriSign, Inc.	766	193,024
		263,690
Life Sciences Tools & Services-5.41%
Mettler-Toledo International, Inc.(b)	164	242,182
Thermo Fisher Scientific, Inc.	898	530,566
		772,748
Machinery-3.02%
Proto Labs, Inc.(b)	1,317	66,930
Watts Water Technologies, Inc., Class A	476	131,319
Xylem, Inc.	1,650	232,105
		430,354
	Shares	Value
Professional Services-6.74%
Automatic Data Processing, Inc.	1,245	$317,848
Exponent, Inc.	1,396	100,931
Leidos Holdings, Inc.	1,112	212,503
Paychex, Inc.	1,933	215,897
Paycom Software, Inc.	710	114,431
		961,610
Semiconductors & Semiconductor Equipment-22.71%
Broadcom, Inc.	3,183	1,282,622
KLA Corp.	423	497,224
NVIDIA Corp.	8,252	1,460,604
		3,240,450
Software-25.28%
Adobe, Inc.(b)	1,148	367,509
Cadence Design Systems, Inc.(b)	982	306,227
Fair Isaac Corp.(b)	157	283,515
Fortinet, Inc.(b)	3,674	298,072
Intuit, Inc.	663	420,395
Manhattan Associates, Inc.(b)	754	133,043
Progress Software Corp.(b)	1,723	71,349
PTC, Inc.(b)	981	172,097
Qualys, Inc.(b)	824	116,060
ReposiTrak, Inc.	2,396	32,298
Roper Technologies, Inc.	536	239,174
Salesforce, Inc.	1,915	441,484
ServiceNow, Inc.(b)	487	395,644
SPS Commerce, Inc.(b)	955	79,571
Workday, Inc., Class A(b)	1,166	251,413
		3,607,851
Total Common Stocks & Other Equity Interests (Cost $13,122,989)		14,270,008

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(d)(e) (Cost $1,273)	1,273	1,273
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $13,124,262)		14,271,281
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.20%
Invesco Private Government Fund, 4.00%(d)(e)(f)	7,876	7,876
Invesco Private Prime Fund, 4.12%(d)(e)(f)	20,243	20,249
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $28,125)		28,125
TOTAL INVESTMENTS IN SECURITIES-100.20% (Cost $13,152,387)		14,299,406
OTHER ASSETS LESS LIABILITIES-(0.20)%		(28,147)
NET ASSETS-100.00%		$14,271,259
See accompanying notes which are an integral part of this schedule.

Invesco Nasdaq Free Cash Flow Achievers ETF (QOWZ)—(continued)
November 30, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,107	$47,860	$(47,694)	$-	$-	$1,273	$32
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	172,276	910,142	(1,074,542)	-	-	7,876	902 *
Invesco Private Prime Fund	449,254	2,008,402	(2,437,394)	(35)	22	20,249	2,293 *
Total	$622,637	$2,966,404	$(3,559,630)	$(35)	$22	$29,398	$3,227

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco PHLX Semiconductor ETF (SOXQ)
November 30, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Electronic Equipment, Instruments & Components-1.64%
Coherent Corp.(b)	75,997	$12,483,267
Semiconductors & Semiconductor Equipment-98.30%
Advanced Micro Devices, Inc.(b)	300,141	65,289,672
Analog Devices, Inc.	97,023	25,744,083
Applied Materials, Inc.	151,619	38,245,893
ARM Holdings PLC, ADR(b)(c)	66,692	9,040,767
ASML Holding N.V., New York Shares (Netherlands)	32,869	34,841,140
Astera Labs, Inc.(b)	81,158	12,788,066
Broadcom, Inc.	205,157	82,670,065
Credo Technology Group Holding Ltd.(b)	84,313	14,973,989
Entegris, Inc.(c)	73,942	5,703,886
GLOBALFOUNDRIES, Inc.(b)(c)	270,849	9,707,228
Intel Corp.(b)	1,001,051	40,602,629
KLA Corp.	28,007	32,921,388
Lam Research Corp.	243,725	38,021,100
MACOM Technology Solutions Holdings, Inc.(b)	36,378	6,365,786
Marvell Technology, Inc.	387,777	34,667,264
Microchip Technology, Inc.	263,344	14,109,971
Micron Technology, Inc.	205,084	48,498,264
Monolithic Power Systems, Inc.	23,383	21,703,399
Nova Ltd. (Israel)(b)(c)	14,322	4,480,494
NVIDIA Corp.	420,324	74,397,348
NXP Semiconductors N.V. (Netherlands)	103,837	20,241,985
ON Semiconductor Corp.(b)	199,644	10,030,115
Qorvo, Inc.(b)	45,267	3,887,983
QUALCOMM, Inc.	151,643	25,489,672
Rambus, Inc.(b)	52,486	5,016,087
Skyworks Solutions, Inc.	72,425	4,776,429
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	105,688	30,809,109
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
Teradyne, Inc.	77,678	$14,128,851
Texas Instruments, Inc.	120,420	20,263,074
		749,415,737
Total Common Stocks & Other Equity Interests (Cost $620,451,961)		761,899,004

Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(d)(e) (Cost $250,909)	250,909	250,909
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $620,702,870)		762,149,913
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.14%
Invesco Private Government Fund, 4.00%(d)(e)(f)	2,435,844	2,435,844
Invesco Private Prime Fund, 4.12%(d)(e)(f)	6,256,926	6,258,803
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,694,647)		8,694,647
TOTAL INVESTMENTS IN SECURITIES-101.12% (Cost $629,397,517)		770,844,560
OTHER ASSETS LESS LIABILITIES-(1.12)%		(8,501,206)
NET ASSETS-100.00%		$762,343,354

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$494,476	$1,116,641	$(1,360,208)	$-	$-	$250,909	$5,500
See accompanying notes which are an integral part of this schedule.

Invesco PHLX Semiconductor ETF (SOXQ)—(continued)
November 30, 2025
(Unaudited)
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$52,246	$30,780,191	$(28,396,593)	$-	$-	$2,435,844	$32,928 *
Invesco Private Prime Fund	214,645	74,086,437	(68,040,626)	-	(1,653)	6,258,803	92,553 *
Total	$761,367	$105,983,269	$(97,797,427)	$-	$(1,653)	$8,945,556	$130,981

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Solar ETF (TAN)
November 30, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Construction & Engineering-0.84%
West Holdings Corp. (Japan)	833,655	$8,179,750
Electrical Equipment-24.31%
Array Technologies, Inc.(b)(c)	3,650,975	27,418,822
Nextracker, Inc., Class A(b)(c)	1,232,076	112,882,803
Shoals Technologies Group, Inc., Class A(b)(c)	3,622,665	30,394,160
Sunrun, Inc.(b)(c)	3,233,557	65,479,529
		236,175,314
Financial Services-4.18%
HA Sustainable Infrastructure Capital, Inc.(c)	1,182,616	40,634,686
Independent Power and Renewable Electricity Producers-24.27%
Clearway Energy, Inc., Class C	943,509	34,551,300
Doral Group Renewable Energy Resources Ltd. (Israel)(b)	2,883,028	26,089,330
Energix-Renewable Energies Ltd. (Israel)(c)	3,670,965	16,065,622
Enlight Renewable Energy Ltd. (Israel)(b)	1,179,630	46,682,633
Grenergy Renovables S.A. (Spain)(b)	250,851	19,880,048
OY Nofar Energy Ltd. (Israel)(b)(c)	606,276	17,642,088
ReNew Energy Global PLC, Class A (India)(b)(c)	1,326,187	10,092,283
Scatec ASA (South Africa)(b)(d)	1,680,581	16,551,436
Solaria Energia y Medio Ambiente S.A. (Spain)(b)(c)	1,950,880	37,778,524
Xinyi Energy Holdings Ltd. (China)(c)	68,335,282	10,380,027
		235,713,291
Semiconductors & Semiconductor Equipment-46.35%
Canadian Solar, Inc. (Canada)(b)(c)	1,334,470	36,230,861
Daqo New Energy Corp., ADR (China)(b)	1,040,533	32,964,085
Enphase Energy, Inc.(b)(c)	1,663,371	47,988,253
First Solar, Inc.(b)	407,428	111,195,250
Flat Glass Group Co. Ltd., H Shares (China)(b)(c)	10,850,758	14,599,235
GCL Technology Holdings Ltd. (China)(b)(c)	315,500,222	47,180,972
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
JinkoSolar Holding Co. Ltd., ADR (China)(c)	899,212	$23,505,402
Motech Industries, Inc. (Taiwan)	16,133,000	8,576,303
SMA Solar Technology AG (Germany)(b)(c)	698,912	28,077,927
SolarEdge Technologies, Inc.(b)(c)	1,261,186	46,071,125
TSEC Corp. (Taiwan)(b)	20,604,000	8,822,712
United Renewable Energy Co. Ltd. (Taiwan)(b)	53,275,458	10,675,337
Xinyi Solar Holdings Ltd. (China)(c)	82,785,063	34,382,639
		450,270,101
Total Common Stocks & Other Equity Interests (Cost $1,087,633,614)		970,973,142

Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(e)(f) (Cost $813,341)	813,341	813,341
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $1,088,446,955)		971,786,483
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-20.31%
Invesco Private Government Fund, 4.00%(e)(f)(g)	51,892,428	51,892,428
Invesco Private Prime Fund, 4.12%(e)(f)(g)	145,330,516	145,374,115
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $197,266,543)		197,266,543
TOTAL INVESTMENTS IN SECURITIES-120.34% (Cost $1,285,713,498)		1,169,053,026
OTHER ASSETS LESS LIABILITIES-(20.34)%		(197,608,555)
NET ASSETS-100.00%		$971,444,471

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2025.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at November 30,
2025 represented 1.70% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

See accompanying notes which are an integral part of this schedule.

Invesco Solar ETF (TAN)—(continued)
November 30, 2025
(Unaudited)

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$12,754,642	$(11,941,301)	$-	$-	$813,341	$7,115
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	50,910,793	90,177,118	(89,195,483)	-	-	51,892,428	433,165 *
Invesco Private Prime Fund	132,364,120	240,463,524	(227,452,312)	(9,886)	8,669	145,374,115	1,168,949 *
Total	$183,274,913	$343,395,284	$(328,589,096)	$(9,886)	$8,669	$198,079,884	$1,609,229

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:
China	16.78%
Israel	10.96%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
November 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Nasdaq Biotechnology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$59,388,388	$-	$407	$59,388,795
Money Market Funds	32,828	11,491,912	-	11,524,740
Total Investments	$59,421,216	$11,491,912	$407	$70,913,535
Invesco Nasdaq Free Cash Flow Achievers ETF
Investments in Securities
Common Stocks & Other Equity Interests	$14,270,008	$-	$-	$14,270,008
Money Market Funds	1,273	28,125	-	29,398
Total Investments	$14,271,281	$28,125	$-	$14,299,406
Invesco PHLX Semiconductor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$761,899,004	$-	$-	$761,899,004
Money Market Funds	250,909	8,694,647	-	8,945,556
Total Investments	$762,149,913	$8,694,647	$-	$770,844,560
Invesco Solar ETF
Investments in Securities
Common Stocks & Other Equity Interests	$619,408,559	$351,564,583	$-	$970,973,142
Money Market Funds	813,341	197,266,543	-	198,079,884
Total Investments	$620,221,900	$548,831,126	$-	$1,169,053,026